Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Cash and cash equivalents
Cash and cash equivalents consisted of the following:

	At December 31
	2018	2017
	(€ million)
Cash at banks	€4,774	€6,396
Money market securities	4,352	6,242
Other cash equivalents	€3,324	—
Total Cash and cash equivalents	€12,450	€12,638